Taxation - Net deferred tax assets and liabilities (Details) - GBP (£) £ in Millions	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Income Taxes [Abstract]
Deferred tax assets	£ 141	£ 114
Deferred tax liabilities	(2,183)	(2,319)
Net deferred tax liabilities	£ (2,042)	£ (2,205)	£ (1,845)